Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information

Detailed information by segment for the years 2012, 2011 and 2010 is presented in the following tables.

Segments	Revenue	Research and development	Operating income (loss)	Operating income (loss) as a % of revenue	Results relating to equity-accounted investees
2012
HPMS	3,282	539	527	16.1	—
SP	832	43	37	4.4	—
Manufacturing Operations	211	1	(36)	(17.1)	—
Corporate and Other (1)	33	45	(116)	N.M.	(27)

	4,358	628	412	9.5	(27)
2011
HPMS	2,906	554	339	11.7	—
SP	925	37	141	15.2	—
Manufacturing Operations	316	—	(60)	(19.0)	—
Corporate and Other (1)	47	44	(63)	N.M.	(77)

	4,194	635	357	8.5	(77)
2010
HPMS	2,846	454	387	13.6	—
SP	848	32	91	10.7	—
Manufacturing Operations	525	18	(57)	(10.9)	—
Corporate and Other (1)	136	48	(117)	N.M.	(86)
Divested Home activities	47	16	(31)	(66.0)	—

	4,402	568	273	6.2	(86)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Assets and Liabilities by Segment

Certain assets of the Company have been used jointly or managed at Corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets by segment has been omitted. Instead, inventories by segment are included.

Segments	Inventories	Long-lived assets 1)	Total liabilities excl. debt	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment (2)
2012
HPMS	388	2,248	300	12	12
SP	182	706	102	11	26
Manufacturing Operations	145	1,041	666	200	163
Corporate and Other (3)	—	317	595	28	46

	715	4,312	1,663	251	247
2011
HPMS	340	2,390	258	14	13
SP	161	760	152	17	41
Manufacturing Operations	117	1,014	489	162	179
Corporate and Other (3)	—	301	557	28	57

	618	4,465	1,456	221	290
2010
HPMS	240	2,670	313	15	13
SP	136	828	127	15	35
Manufacturing Operations	137	1,055	748	209	220
Corporate and Other (3)	—	396	599	19	91
Divested Home activities	—	—	—	—	—

	513	4,949	1,787	258	359
Discontinued operations			80

			1,867

(1)	Long-lived assets include property, plant and equipment, goodwill and identified intangible fixed assets.
(2)	Excluding additional write down of property classified as held for sale (2010: $30 million).
(3)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Goodwill Assigned to Segments

Goodwill assigned to segments	Cost at January 1, 2012	Acquisitions	Divestments	Translation differences and other changes	Cost at December 31, 2012
HPMS	1,785	11	(7)	32	1,821
SP	305	—	—	6	311
Manufacturing Operations	316	—		5	321
Corporate and Other (1)	48	—	(1)	2	49

	2,454	11	(8)	45	2,502

	Accumulated impairment at January 1, 2012	Divestments	Impairment	Translation differences and other changes	Accumulated impairment at December 31, 2012
HPMS	(175)	2	—	(3)	(176)
SP	—	—	—	—	—
Manufacturing Operations	—	—	—	—	—
Corporate and Other (1)	(48)	—	—	(1)	(49)

	(223)	2	—	(4)	(225)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

Main countries	Total revenue	Property, plant and equipment	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment
2012
China	1,699	131	43	31
Netherlands	94	180	22	43
Taiwan	112	80	32	23
United States	303	8	2	3
Singapore	436	226	58	47
Germany	447	88	17	26
South Korea	238	—	—	—
Other countries	1,029	357	77	74

	4,358	1,070	251	247
2011
China	1,514	120	40	32
Netherlands	123	187	23	60
Taiwan	80	70	18	25
United States	329	9	2	3
Singapore	383	229	64	45
Germany	508	96	17	41
South Korea	216	—	—	—
Other countries	1,041	352	57	84

	4,194	1,063	221	290
2010
China	1,496	112	33	31
Netherlands	126	232	12	98
Taiwan	115	81	29	25
United States	337	34	4	6
Singapore	480	210	62	53
Germany	434	109	19	30
South Korea	202	—	—	—
Other countries	1,212	386	99	116

	4,402	1,164	258	359